UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number  811-21630

                            NT Alpha Strategies Fund
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Joseph W. McInerney, President and Principal Executive Officer
                            NT Alpha Strategies Fund
                         300 Atlantic Street, Suite 400
                               Stamford, CT 06901
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 630-6000

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q,

and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:



NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
NT ALPHA STRATEGIES FUND


                                                    FAIR
                                                    VALUE
                                                  (ROUNDED TO
                                                   THOUSANDS)

SUB-FUNDS - 96.1%
Commodity Trading Advisor - 5.6%
(Cost $4,725,000)
  Cornerstone International Value Fund, LLC       $2,027,000
  Rotella Polaris Fund, LLC                        3,375,000
------------------------------------------------------------
                                                   5,402,000
------------------------------------------------------------
Emerging Markets - 3.2%
(Cost $2,700,000)
  Everest Capital Frontier, L.P.                   3,034,000
------------------------------------------------------------
Equity Market Neutral - 6.7%
(Cost $5,100,000)
  O'Connor Global Fundamental Long/Short, LLC      3,690,000
  Temujin Fund, L.P.                               2,809,000
------------------------------------------------------------
                                                   6,499,000
------------------------------------------------------------
Fixed Income Arbitrage - 10.1%
(Cost $9,511,000)
  Burnaby Catastrophe Fund, L.P. *                   900,000
  Carrington Investment Partners (US), L.P.        3,026,000
  Nephila Catastrophe Fund, L.P. *                 1,998,000
  Parkcentral Global, L.P.                         3,817,000
------------------------------------------------------------
                                                   9,741,000
------------------------------------------------------------
Global Macro - 6.5%
(Cost $5,650,000)
  Galtere International Master Fund, L.P.          3,198,000
  Third Wave Global Macro Fund, L.P.               3,045,000
------------------------------------------------------------
                                                   6,243,000
------------------------------------------------------------
Non-US Equity Hedge - 8.5%
(Cost $7,759,000)
  Hillsdale Canadian Long/Short Equity Fund, LLC,
   Class B                                         2,088,000
  Pegasus Leveraged Fund Limited                   3,020,000
  Zebedee European Fund, L.P.                      3,084,000
------------------------------------------------------------
                                                   8,192,000
------------------------------------------------------------
Relative Value Arbitrage - 12.6%
(Cost $11,325,000)
  OTA Multi-Strategy Fund, L.P.                    4,241,000
  TCM Spectrum Fund (QP), L.P.                     3,416,000



                                                    FAIR
                                                    VALUE
                                                  (ROUNDED TO
                                                   THOUSANDS)

SUB-FUNDS - 96.1%  -  CONTINUED
Relative Value Arbitrage - 12.6%  - (continued)
(Cost $11,325,000)
  Tennenbaum Multi-Strategy Fund I LLC            $4,483,000
------------------------------------------------------------
                                                  12,140,000
------------------------------------------------------------
Sector Hedge - 11.9%
(Cost $11,072,000)
  FrontPoint Energy Horizons Fund, L.P.            3,054,000
  Keel Partners, L.P.                              2,669,000
  Loomis Sayles Consumer Discretionary Hedge
   Fund, L.P.                                      3,396,000
  Vantis Health Sciences Fund, L.P.                2,343,000
------------------------------------------------------------
                                                  11,462,000
------------------------------------------------------------
Short Bias - 4.9%
(Cost $4,750,000)
  Dialectic Capital, LLC                           1,027,000
  Perennial Investors (QP), L.P.                   3,680,000
------------------------------------------------------------
                                                   4,707,000
------------------------------------------------------------
Special Situations - 13.0%
(Cost $10,600,000)
  Courage Special Situations Fund, L.P.,
   Class B&C                                       4,096,000
  DDJ October Fund Onshore Feeder, L.P.            4,249,000
  York Distressed Opportunities Fund, L.P.         4,175,000
------------------------------------------------------------
                                                  12,520,000
------------------------------------------------------------
Statistical Arbitrage - 3.4%
(Cost $2,948,000)
  AQR Global Stock Selection Institutional
   Fund, L.P.                                      3,307,000
------------------------------------------------------------
US Equity Hedge - 9.7%
(Cost $8,534,000)
  Alydar QP Fund, L.P.                             4,483,000
  CCM Small Cap Value Qualified Fund, L.P.           988,000
  Stadia Capital Partners (QP), L.P.               3,875,000
------------------------------------------------------------
                                                   9,346,000
------------------------------------------------------------
Total Sub-Funds
------------------------------------------------------------
(Cost $84,674,000)                                92,593,000
------------------------------------------------------------

NT ALPHA STRATEGIES FUND  1  QUARTERLY REPORT

                                                      JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT          VALUE

CASH EQUIVALENT - 3.2%
  Barclays Bank, Global Treasury
   Services, London, Eurodollar
   Time Deposit, 5.31%, 7/3/06      $3,100,000    $3,100,000
------------------------------------------------------------
Total Cash Equivalent
------------------------------------------------------------
(Cost $3,100,000)                                  3,100,000
------------------------------------------------------------


------------------------------------------------------------
TOTAL INVESTMENTS - 99.3%
------------------------------------------------------------
(Cost $87,774,000)                                95,693,000
  Other Assets less Liabilities - 0.7%               706,000
------------------------------------------------------------
NET ASSETS - 100.0%                              $96,399,000

* During the current year, a portion of the underlying investments value in the Burnaby Catastrophe Fund, L.P.
  and Nephila Catastrophe Fund, L.P. was placed in a side pocket The Fund will not be able arrangement. to redeem such value until the amount is released from the respective side pocket arrangement, which is approximately 1.0% of the Fund's net assets.

  Sub-Fund investments are non-income producing.

  At June 30, 2006, the NT Alpha Strategies Fund's investments as a percentage of total net assets were diversified as follows:


SECTOR WEIGHTINGS                        PERCENTAGE

Commodity Trading Advisor                   5.6%
Emerging Markets                            3.2
Equity Market Neutral                       6.7
Fixed Income Arbitrage                     10.1
Global Macro                                6.5
Non-US Equity Hedge                         8.5
Relative Value Arbitrage                   12.6
Sector Hedge                               11.9
Short Bias                                  4.9
Special Situations                         13.0
Statistical Arbitrage                       3.4
US Equity Hedge                             9.7
Cash, Cash Equivalents and Other
  Assets less Liabilities                   3.9
-----------------------------------------------
Total                                     100.0%


At June 30, 2006, the NT Alpha Strategies Fund's Sub-Funds investments were domiciled as follows:


                                                       FAIR
COUNTRIES                              COST            VALUE

Bermuda                              $2,567,000      $3,020,000
British Virgin Islands                2,750,000       3,198,000
Cayman Islands                        3,192,000       3,084,000
United States                        76,165,000      83,291,000
---------------------------------------------------------------
Total                                               $92,593,000



Federal Tax Information:
------------------------
At June 30, 2006, the components of investments for federal income tax purposes were as follows:


Federal tax cost of investments                      $87,774,000
----------------------------------------------------------------
Gross tax appreciation of investments                 $9,582,000
Gross tax depreciation of investments                (1,663,000)
----------------------------------------------------------------
Net tax appreciation of investments                   $7,919,000
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                                   NT ALPHA STRATEGIES FUND  2  QUARTERLY REPORT

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      NT Alpha Strategies Fund

By:               /s/ Joseph W. McInerney
                  --------------------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)

Date:             August 25, 2006
                  ---------------


     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)      NT Alpha Strategies Fund

By:               /s/ Joseph W. McInerney
                  --------------------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)


Date:             August 25, 2006
                  ---------------



By:               /s/ Stuart N. Schuldt
                  --------------------------------------------
                  Stuart N. Schuldt, Treasurer
                  (Principal Financial and Accounting Officer)


Date:             August 25, 2006
                  ---------------